Acquisition of Interest and Control (Tables)	12 Months Ended
Dec. 31, 2023
Stella GD Intermediação de Geração Distribuída de Energia Ltda [member]
Acquisition of Interest and Control
Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date

The table below summarizes the balances of assets acquired and liabilities assumed on the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	1,586
Receivables	17
Other receivables	119
Property, plant and equipment	515
Intangible assets	1,024
Liabilities
Trade payables	14
Salaries and related charges	217
Taxes payable	9
Other payables	5,378
Goodwill based on expected future profitability	103,051
Acquisition value	100,694

Comprised by
Cash	7,560
Contingent consideration to be settled in cash	93,134
Total consideration	100,694

Net cash outflow resulting from acquisition
Consideration in cash	7,560
Cash and cash equivalents acquired	(1,586)
Net cash consumed on investments acquisition	5,974

Schedule of earnout sensitivity analysis

The following table shows information on how the fair value of the contingent consideration was determined considering the basic assumptions used to define earnout. The sensitivity analyses as of December 31, 2023, as shown below, were determined based on possible changes of assumptions, keeping all other assumptions constant.

Goals	Changes in goals	Increase in liabilities in R$	Changes in goals	Decrease in liabilities in R$
Accounting net cash flow and net revenue	increase by 25.0 p.p.	29,545	decrease by 25.0 p.p	27,353

NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Acquisition of Interest and Control
Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date

The following table summarizes the balances of assets acquired and liabilities assumed on the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	16,807
Receivables	14,999
Inventories	6,626
Recoverable taxes	5,384
Judicial deposits	131
Other receivables	707
Right-of-use assets, net	5,117
Property, plant and equipment, net	104,700
Intangible assets, net	52,604
Liabilities
Loans and financing	93,991
Trade payables	17,600
Salaries and related charges	2,341
Taxes payable	860
Provisions for tax, civil and labor risks	1,247
Leases payable	5,191
Other payables	3,884
Goodwill based on expected future profitability	7,761
Acquisition value	89,722

Comprised by
Cash	68,935
Contingent consideration to be settled	20,787
Total consideration	89,722

Net cash outflow resulting from acquisition
Initial consideration in cash	64,263
Subsequent consideration in cash	4,672
Cash and cash equivalents acquired	(16,807)
Total	52,128

Schedule of breakdown of the acquisition value, considering the working capital and net debt adjustments and primary contribution
The breakdown of the acquisition value, considering the working capital and net debt adjustments and primary contribution is shown below:

Amount of NEOgás’ purchase and sale agreement	165,000
Working capital and net debt estimated adjustments	10,012
Primary contribution	(85,290)
Net cash consumed on investments acquisition	89,722

Schedule of acquired intangible assets that were not recognized in the books of the acquired entity

In the process of identifying assets and liabilities, intangible assets that were not recognized in the books of the acquired entity were also considered, as shown below:

	R$	Useful life	Amortization method
Trademark rights	5,069	5 years	Straight line
Licenses	14,952	3 years	Straight line
Software	2,418	5 years	Straight line
Customer list and relationship	26,453	16 years	Straight line
Total	48,892

Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Schedule of breakdown of the acquisition value, considering the working capital and net debt adjustments and primary contribution

The breakdown of the acquisition value, considering the working capital and net debt adjustments and the goodwill on the transaction is shown below:

Equity of the acquired investee	51,462
Goodwill on the transaction	158,634
Acquisition value	210,096

Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Schedule of the provisional balances of assets acquired and liabilities assumed on the acquisition date

The table below summarizes the provisional balances of assets acquired and liabilities assumed on the acquisition date recognized at fair value, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	1,719
Receivables	28,475
Inventories	9,128
Recoverable taxes	2,551
Other receivables	55
Other investments	298
Right-of-use assets, net	25,500
Property, plant and equipment, net	21,235
Intangible assets, net	11,619
Liabilities
Loans and financing	17,337
Trade payables	26,965
Salaries and related charges	1,933
Taxes payable, income and social contribution taxes payable	376
Leases payable	25,500
Other payables	8,194
Goodwill based on expected future profitability	14,217
Non-controlling interests	8,110
Assets and liabilities consolidated in the opening balance	26,382

Assets acquired	60,348
Liabilities assumed	(48,183)
Goodwill based on expected future profitability	14,217
Acquisition value	26,382

Comprised by
Cash	5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	16,193
Contingent consideration to be settled	5,189
Total consideration	26,382

Net cash outflow resulting from acquisition
Initial consideration in cash	5,000
Cash and cash equivalents acquired	(1,719)
Net cash consumed on investments acquisition	3,281